Stockholders' Equity (Deficit) (Common Stock) (Detail Textuals 1) - USD ($) $ in Thousands	1 Months Ended										3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015	May. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Apr. 30, 2014	Mar. 31, 2014	Feb. 28, 2014	Jan. 31, 2014	Sep. 30, 2012	Mar. 31, 2014	Apr. 30, 2014	Jun. 30, 2015	Dec. 31, 2014
Stockholders' Equity [Abstract]
Number of voting right													one vote	One vote
Value of shares issued to landlord										$ 1,500
Fair value of shares to be issued							$ 1,900				$ 1,900
Stockholders Equity Note [Line Items]
Value of shares issued for services														$ 19
Value of common stock issued in conversion of debt								$ 1,480
Number of common stock issued in conversion of convertible debt								2,000,000
Number of stock issued upon net share exercises														1,320,000
Number of stock issued on cash exercises of warrants														80,000
Series C Preferred Stock
Stockholders Equity Note [Line Items]
Value of common stock issued in conversion of debt	$ 600
Number of common stock issued in conversion of convertible debt	90
Consultants
Stockholders Equity Note [Line Items]
Shares issued as consideration for sub-licensed lipid-delivery technology												40,000
Value of shares issued for services												$ 20
Non-executive
Stockholders Equity Note [Line Items]
Shares issued as consideration for sub-licensed lipid-delivery technology									90,000
Value of shares issued for services									$ 30
Employees and board members
Stockholders Equity Note [Line Items]
Shares issued as consideration for sub-licensed lipid-delivery technology									2,800,000
Value of shares issued for services									$ 1,000
Shares repurchased and retired									300,000
Scientific advisory board members
Stockholders Equity Note [Line Items]
Shares issued as consideration for sub-licensed lipid-delivery technology						20,000			90,000
Value of shares issued for services						$ 30			$ 30
2012 compromise and release agreement
Stockholders Equity Note [Line Items]
Number of share issued to vendor											100,000
Value of share issued to vendor											$ 10
Shares issued as consideration for sub-licensed lipid-delivery technology					50,000
Value of shares issued for services					$ 60
Novosom
Stockholders Equity Note [Line Items]
Description of consideration for sub-licensed lipid-delivery technology														As part of the asset purchase agreement that we entered into with Novosom in July 2010, we are obligated to pay Novosom 30% of any payments received by us for sub-licensed SMARTICLES® technology. The consideration is payable in a combination of cash (no more than 50% of total due) and common stock (between 50% and 100% of total due), at our discretion.
Amount pledged to issue common stock				$ 75
Novosom | December 2014 license agreement with MiNA therapeutics
Stockholders Equity Note [Line Items]
Amount pledged to issue common stock		$ 120	$ 75
Number of common stock issued for settlement		210,000	120,000
MiRNA and ProNAi
Stockholders Equity Note [Line Items]
Number of shares issued in settlement of outstanding payable							960,000
Fair value of shares issued in settlement of outstanding payable							$ 1,500